RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Asset Management		$ (15)	$ (15)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable		177	50
Deposit payable to Brookfield Asset Management		(2,847)	(754)
Brookfield Asset Management | Deposit Agreement
Disclosure of transactions between related parties [line items]
Deposit limit	$ 3,000
Affiliated entities
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments		(515)	(91)
Receivables and other assets		64	59
Property-specific debt obligations		(101)	0
Loans and notes payable and other liabilities		(448)	(313)
Preferred shares held by Brookfield Asset Management		$ (15)	$ (15)